Residential Loans at Fair Value - Residential Loans at Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Residential loans at fair value	$ 11,268,401	$ 10,341,375	$ 6,710,211
Reverse Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Residential loans at fair value	9,482,030	8,738,503	6,047,108
Forward Loans in Non-Residual Trusts [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Residential loans at fair value	557,786	587,265	646,498
Forward Loans Held for Sale [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Residential loans at fair value	$ 1,173,588	$ 1,015,607	$ 16,605